UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

AB FIXED-INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

Alliance Capital Management L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2020

Date of reporting period: October 31, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

OCT    10.31.19

SEMI-ANNUAL REPORT

AB FIXED-INCOME SHARES, INC. GOVERNMENT MONEY MARKET PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files a complete schedule of portfolio holdings with the Commission monthly on Form N-MFP. The Commission delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings (along with the Form N-CSR and N-CSRS filings) are available on the Commission’s website at www.sec.gov. The Fund’s complete holdings are also available on www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 1

EXPENSE EXAMPLE (continued)

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,010.70	$0.86	0.17%
Hypothetical**	$1,000	$1,024.28	$0.87	0.17%
Class B
Actual	$1,000	$1,010.50	$1.06	0.21%
Hypothetical**	$1,000	$1,024.08	$1.07	0.21%
Class C
Actual	$1,000	$1,010.60	$0.91	0.18%
Hypothetical**	$1,000	$1,024.23	$0.92	0.18%
Advisor Class
Actual	$1,000	$1,010.70	$0.86	0.17%
Hypothetical**	$1,000	$1,024.28	$0.87	0.17%
Class K
Actual	$1,000	$1,010.70	$0.81	0.16%
Hypothetical**	$1,000	$1,024.33	$0.81	0.16%
Class I
Actual	$1,000	$1,010.90	$0.66	0.13%
Hypothetical**	$1,000	$1,024.48	$0.66	0.13%
Class 1
Actual	$1,000	$1,010.90	$0.61	0.12%
Hypothetical**	$1,000	$1,024.53	$0.61	0.12%
Class AB
Actual	$1,000	$1,011.00	$0.56	0.11%
Hypothetical**	$1,000	$1,024.58	$0.56	0.11%
Institutional Class
Actual	$1,000	$1,011.00	$0.61	0.12%
Hypothetical**	$1,000	$1,024.53	$0.61	0.12%

	Beginning Account Value July 17, 2019†	Ending Account Value October 31, 2019	Expenses Paid During Period‡	Annualized Expense Ratio‡
Premium Class
Actual	$1,000	$1,005.90	$0.41	0.14%
Hypothetical**	$1,000	$1,014.21	$0.41	0.14%
Select Class
Actual	$1,000	$1,005.80	$0.59	0.20%
Hypothetical**	$1,000	$1,014.03	$0.59	0.20%
Investor Class
Actual	$1,000	$1,005.60	$0.70	0.24%
Hypothetical**	$1,000	$1,013.92	$0.71	0.24%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

†	Commencement of distribution

‡	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 107/366 (to reflect the since inception period).

2 | AB FIXED-INCOME SHARES, INC.	abfunds.com

PORTFOLIO OF INVESTMENTS

October 31, 2019 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 100.8%
U.S. Government & Government Sponsored Agency Obligations – 59.1%
Federal Farm Credit Banks Funding Corp.
(3.08% - Daily FCPR), 6/29/21(a)	1.670%	$25,000	$24,995,888
(3.08% - Daily FCPR), 6/28/21(a)	1.675%	50,000	50,000,000
(3.07% - Daily FCPR), 7/19/21(a)	1.680%	24,900	24,900,000
(3.05% - Daily FCPR), 8/13/21(a)	1.700%	75,000	74,936,441
(3.01% - Daily FCPR), 3/13/20(a)	1.740%	50,000	50,000,000
(1 Month LIBOR - 0.06%), 2/27/20(a)	1.749%	400	399,905
(3.00% - Daily FCPR), 3/18/21(a)	1.750%	25,000	24,996,556
(2.98% - Daily FCPR), 2/20/20(a)	1.770%	22,500	22,499,281
(2.98% - Daily FCPR), 11/12/20(a)	1.770%	3,300	3,303,016
(2.97% - Daily FCPR), 1/24/20(a)	1.780%	75,000	74,999,975
(2.96% - Daily FCPR), 7/09/20(a)	1.790%	50,000	49,995,737
(2.93% - Daily FCPR), 8/27/20(a)	1.820%	28,250	28,285,549
(2.91% - Daily FCPR), 12/11/19(a)	1.840%	500	500,065
6/17/20(a)	1.840%	50,000	49,996,855
7/28/20(a)	1.850%	30,000	30,001,658
(USBMMY3M + 0.23%), 5/26/21(a)	1.857%	50,000	50,000,000
11/12/20(a)	1.870%	36,700	36,684,971
(SOFR + 0.08%), 7/09/21(a)	1.895%	10,000	10,000,000
(SOFR + 0.08%), 6/10/21(a)	1.900%	10,000	10,000,000
(SOFR + 0.10%), 1/15/21(a)	1.925%	10,000	10,000,000
(USBMMY3M + 0.30%), 8/02/21(a)	1.927%	35,000	35,000,000
2/18/20(a)	1.940%	9,800	9,801,428
(SOFR + 0.12%), 3/18/21(a)	1.940%	7,000	7,000,000
3/08/21(a)	1.945%	15,000	14,999,002
3/23/20(a)	1.960%	5,500	5,501,706
(SOFR + 0.14%), 9/24/21(a)	1.960%	15,000	15,000,000
(1 Month LIBOR + 0.00%), 10/07/20(a)	1.990%	25,000	24,995,205
4/22/21(a)	2.020%	25,000	25,000,000
(1 Month LIBOR + 0.19%), 12/21/20(a)	2.036%	9,730	9,746,556
(1 Month LIBOR + 0.04%), 3/01/21(a)	2.077%	25,000	24,998,338
(1 Month LIBOR + 0.17%), 11/14/19(a)	2.091%	6,100	6,100,433
Federal Farm Credit Discount Notes
11/05/19	1.703%	100,000	99,978,112

abfunds.com	AB FIXED-INCOME SHARES, INC. | 3

PORTFOLIO OF INVESTMENTS (continued)

	Yield*	Principal Amount (000)	U.S. $ Value

11/12/19	1.704%	$55,000	$54,966,893
11/18/19	1.704%	40,000	39,962,789
Federal Home Loan Bank
11/15/19	1.375%	1,450	1,449,753
(1 Month LIBOR - 0.06%), 1/28/20(a)	1.739%	25,000	24,998,147
(3 Month LIBOR - 0.12%), 11/05/20(a)	1.794%	100,000	100,000,000
(1 Month LIBOR - 0.03%), 1/21/20(a)	1.816%	800	799,961
(SOFR + 0.00%), 12/11/19(a)	1.820%	100,000	100,000,000
(SOFR + 0.00%), 1/17/20(a)	1.825%	65,000	65,000,000
(SOFR + 0.01%), 12/20/19(a)	1.830%	50,000	50,000,000
(SOFR + 0.02%), 11/27/19(a)	1.835%	83,500	83,500,000
(SOFR + 0.02%), 2/21/20(a)	1.840%	49,750	49,750,000
(SOFR + 0.03%), 12/06/19(a)	1.850%	135,000	135,000,000
(SOFR + 0.03%), 3/06/20(a)	1.850%	72,000	72,000,000
(SOFR + 0.03%), 7/17/20(a)	1.850%	20,000	20,000,000
(SOFR + 0.03%), 8/21/20(a)	1.850%	35,000	35,000,000
(SOFR + 0.03%), 11/06/20(a)	1.850%	47,000	47,000,000
(1 Month LIBOR + 0.05%), 3/27/20(a)	1.854%	100,000	100,000,000
(SOFR + 0.04%), 2/21/20(a)	1.855%	35,000	35,000,000
(SOFR + 0.04%), 6/19/20(a)	1.855%	50,000	50,000,000
(SOFR + 0.04%), 8/25/20(a)	1.860%	26,000	26,000,000
(SOFR + 0.04%), 2/09/21(a)	1.860%	40,000	40,000,000
(SOFR + 0.04%), 1/17/20(a)	1.865%	92,000	92,000,000
(SOFR + 0.04%), 9/28/20(a)	1.865%	14,000	14,000,000
(SOFR + 0.05%), 1/17/20(a)	1.870%	10,000	10,000,000
(SOFR + 0.05%), 1/22/21(a)	1.870%	18,900	18,900,000
(SOFR + 0.05%), 1/28/21(a)	1.870%	19,000	19,000,000
(SOFR + 0.06%), 5/14/21(a)	1.875%	25,000	25,000,000
(SOFR + 0.06%), 11/15/19(a)	1.885%	90,000	90,000,000
(SOFR + 0.06%), 3/26/20(a)	1.885%	48,000	48,000,000
(SOFR + 0.06%), 3/27/20(a)	1.885%	49,000	49,000,000
(SOFR + 0.06%), 2/26/21(a)	1.885%	45,750	45,750,000
(SOFR + 0.08%), 7/24/20(a)	1.895%	15,000	15,000,000
(SOFR + 0.08%), 6/11/21(a)	1.895%	24,000	24,000,000
(SOFR + 0.08%), 7/08/21(a)	1.895%	20,000	20,000,000
(SOFR + 0.08%), 7/23/21(a)	1.895%	17,000	17,000,000
(3 Month LIBOR - 0.23%), 12/03/19(a)	1.902%	125,000	124,993,045
(SOFR + 0.08%), 9/10/21(a)	1.905%	25,000	25,000,000
(SOFR + 0.10%), 7/17/20(a)	1.920%	49,500	49,500,000
(SOFR + 0.10%), 12/23/20(a)	1.920%	66,500	66,500,000
(SOFR + 0.10%), 10/01/20(a)	1.925%	10,000	10,000,000
(SOFR + 0.11%), 6/10/20(a)	1.930%	50,000	50,000,000

4 | AB FIXED-INCOME SHARES, INC.	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Yield*	Principal Amount (000)	U.S. $ Value

(SOFR + 0.12%), 3/12/21(a)	1.935%	$56,000	$56,000,000
(1 Month LIBOR - 0.03%), 12/06/19(a)	1.948%	100,000	100,000,000
(1 Month LIBOR + 0.15%), 9/28/20(a)	1.954%	25,000	25,033,634
(SOFR + 0.17%), 4/09/21(a)	1.990%	12,000	12,000,000
(3 Month LIBOR - 0.14%), 12/18/20(a)	2.010%	55,265	55,253,570
(3 Month LIBOR - 0.14%), 12/19/19(a)	2.024%	8,815	8,814,951
Series 0006 (SOFR + 0.00%), 1/17/20(a)	1.825%	49,500	49,500,000
Federal Home Loan Bank Discount Notes
4/13/20	1.634%	121,000	120,093,240
1/02/20	1.647%	4,386	4,372,267
1/10/20	1.647%	175,000	174,424,929
12/04/19	1.695%	300,000	299,459,898
12/06/19	1.695%	100,000	99,805,556
12/13/19	1.696%	100,000	99,767,250
12/20/19	1.697%	100,000	99,727,778
12/26/19	1.697%	243,681	243,054,169
11/06/19	1.703%	19,283	19,277,684
11/08/19	1.703%	375,300	375,155,599
11/15/19	1.704%	37,400	37,371,178
11/20/19	1.704%	300	299,721
11/22/19	1.705%	80,000	79,908,067
11/27/19	1.705%	100,000	99,857,866
11/29/19	1.705%	150,200	149,970,129
11/01/19	1.929%	2,700	2,700,000
Federal National Mortgage Association
6/22/20	1.500%	310	309,673
(SOFR + 0.10%), 4/30/20(a)	1.920%	20,000	20,000,216
(3 Month LIBOR - 0.16%), 3/25/20(a)	1.946%	32,500	32,496,652
(SOFR + 0.16%), 1/30/20(a)	1.980%	126,519	126,534,526
U.S. Treasury Notes
12/31/19	1.125%	100,000	99,863,264
4/30/20	1.375%	100,000	99,872,502
12/31/19	1.625%	134,000	133,917,519
(USBMMY3M + 0.12%), 1/31/21(a)	1.752%	75,000	74,972,251
(USBMMY3M + 0.14%), 4/30/21(a)	1.776%	75,000	74,999,637

abfunds.com	AB FIXED-INCOME SHARES, INC. | 5

PORTFOLIO OF INVESTMENTS (continued)

	Yield*	Principal Amount (000)	U.S. $ Value

(USBMMY3M + 0.22%), 7/31/21(a)	1.857%	$75,000	$74,992,056
1/31/20	2.000%	100,000	100,011,196

			5,898,504,243

Repurchase Agreements – 41.7%
Australia & New Zealand Banking Group Ltd. 1.79%, dated 10/31/19 due 11/01/19 in the amount of $850,042,029 (collateralized by $848,444,000, U.S. Treasury Note, 1.37% to 2.75% due 8/31/21 to 3/31/25, value $867,042,870)		850,000	849,999,765
Bank of America NA 1.74%, dated 10/31/19 due 11/01/19 in the amount of $100,004,833 (collateralized by $97,969,400, Resolution Funding Strip, U.S. Treasury Bill, U.S. Treasury Bond and U.S. Treasury Note, 0.00% to 6.125% due 12/12/19 to 11/15/27, value $102,000,071)		100,000	100,000,000
Bank of America NA 1.77%, dated 10/31/19 due 11/01/19 in the amount of $100,005,072 (collateralized by $101,652,000, U.S. Treasury Bill, 1.62% due 7/31/20, value $102,045,992)		100,000	100,000,155
Bank of America NA 1.84%, dated 10/31/19 due 11/01/19 in the amount of $401,880,889 (collateralized by $383,904,800, U.S. Treasury Bill, U.S. Treasury Bond and U.S. Treasury Note, 0.00% to 2.50% due 11/29/19 to 2/15/48, value $408,000,053)		400,000	400,000,000
BNP Paribas 1.74%, dated 10/31/19 due 11/01/19 in the amount of $300,007,000 (collateralized by $298,500,000, U.S. Treasury Note, 2.50% due 2/28/22, value $306,007,140)		299,993	299,992,500

6 | AB FIXED-INCOME SHARES, INC.	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Fixed Income Clearing Corp (FICC)/State Street Bank & Trust Co. 1.72%, dated 10/31/19 due 11/01/19 in the amount of $876,041,853 (collateralized by $880,525,000, U.S. Treasury Note, 2.25% to 7.875% due 2/15/21 to 3/31/21, value $893,523,919)	$876,000	$876,000,000
Fixed Income Clearing Corp (FICC)/State Street Bank & Trust Co. 1.75%, dated 10/31/19 due 11/01/19 in the amount of $200,009,722 (collateralized by $199,830,000, U.S. Treasury Note, 2.00% to 2.125% due 11/30/22 to 12/31/22, value $204,003,512)	200,000	200,000,000
JP Morgan Securities LLC 1.73%, dated 10/31/19 due 11/01/19 in the amount of $90,004,325 (collateralized by $77,479,000, U.S. Treasury Bond, 2.875% to 3.375% due 5/15/45 to 11/15/48, value $91,804,459)	90,000	90,000,000
JP Morgan Securities LLC 1.78%, dated 10/31/19 due 11/01/19 in the amount of $400,019,778 (collateralized by $348,524,000, U.S. Treasury Bond, 3.00% due 5/31/45, value $408,020,173)	400,000	400,000,000
Mizuho Securities USA, Inc. 1.73%, dated 10/31/19 due 11/01/19 in the amount of $100,004,806 (collateralized by $96,751,000, U.S. Treasury Note, 2.62 % due 3/31/25, value $102,004,902)	100,000	100,000,000
Mizuho Securities USA, Inc. 1.73%, dated 10/31/19 due 11/01/19 in the amount of $250,012,014 (collateralized by $251,146,740, Federal National Mortgage Association, 3.00% due 10/01/49, value $255,000,001)	250,000	250,000,000
Societe Generale 1.75%, dated 10/31/19 due 11/01/19 in the amount of $200,009,722 (collateralized by $194,900,000, U.S. Treasury Note, 2.25% due 8/31/27, value $204,009,917)	200,000	200,000,000

abfunds.com	AB FIXED-INCOME SHARES, INC. | 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Societe Generale 1.77%, dated 10/31/19 due 11/01/19 in the amount of $100,004,917 (collateralized by $101,282,864, Federal National Mortgage Association, U.S. Treasury Bill, U.S. Treasury Bond and U.S. Treasury Note, 0.00% to 4.00% due 1/02/20 to 5/15/49, value $102,000,053)	$100,000	$100,000,000
Toronto-Dominion Bank (The) 1.75%, dated 10/31/19 due 11/01/19 in the amount of $200,009,722 (collateralized by $180,211,100, Federal Farm Credit Systemwide Bond, Federal Home Loan Bank, Federal Home Loan Mortgage Corp., Federal National Mortgage Association and U.S. Treasury Bond, 0.75% to 7.25% due 2/05/20 to 2/15/49, value $204,000,058)	200,000	200,000,000

		4,165,992,420

Total Investments – 100.8% (cost $10,064,496,663)		10,064,496,663
Other assets less liabilities – (0.8)%		(81,325,291)

Net Assets – 100.0%		$9,983,171,372

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at October 31, 2019.

Glossary:

FCPR – U.S. Federal Reserve Bank Prime Loan Rate

LIBOR – London Interbank Offered Rates

SOFR – Secured Overnight Financing Rate

USBMMY3M – U.S. Treasury 3 Month Bill Money Market Yield

See notes to financial statements.

8 | AB FIXED-INCOME SHARES, INC.	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

October 31, 2019 (unaudited)

Assets
Investments in securities, at value (cost $5,898,504,243)	$5,898,504,243
Repurchase agreements, at value (cost $4,165,992,420)	4,165,992,420
Cash	5,554,410
Receivable for capital stock sold	19,677,230
Interest receivable	9,474,703
Other assets	230,270

Total assets	10,099,433,276

Liabilities
Payable for investment securities purchased	100,000,000
Payable for capital stock redeemed	15,321,368
Advisory fee payable	562,641
Distribution fee payable	254,578
Administrative fee payable	22,486
Transfer Agent fee payable	12,971
Directors’ fees payable	1,608
Accrued expenses and other liabilities	86,252

Total liabilities	116,261,904

Net Assets	$9,983,171,372

Composition of Net Assets
Capital stock, at par	$4,991,600
Additional paid-in capital	9,978,189,753
Accumulated loss	(9,981)

Net Assets	$9,983,171,372

Net Asset Value Per Share—110 billion shares of capital stock authorized, $.0005 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$814,113,490	814,131,298	$1.00

B	$966,934	966,765	$1.00

C	$6,271,114	6,272,231	$1.00

Advisor	$20,987,434	20,976,781	$1.00

K	$46,619,995	46,628,365	$1.00

I	$15,126,581	15,124,266	$1.00

1	$1,017,133,066	1,017,161,832	$1.00

AB	$7,075,604,062	7,075,618,516	$1.00

Institutional	$986,318,633	986,319,079	$1.00

Premium	$10,021	10,021	$1.00

Select	$10,021	10,021	$1.00

Investor	$10,021	10,021	$1.00

See notes to financial statements.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 9

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2019 (unaudited)

Investment Income
Interest		$103,154,554
Expenses
Advisory fee (see Note B)	$9,062,164
Distribution fee—Class A	535,136
Distribution fee—Class B	4,995
Distribution fee—Class C	25,682
Distribution fee—Class K	55,092
Distribution fee—Class 1	446,447
Distribution fee—Premium Class	1
Distribution fee—Select Class	3
Distribution fee—Investor Class	4
Transfer agency—Class A	112,968
Transfer agency—Class B	509
Transfer agency—Class C	2,376
Transfer agency—Advisor Class	5,149
Transfer agency—Class K	11,018
Transfer agency—Class I	1,112
Transfer agency—Class 1	29,121
Transfer agency—Class AB	9,319
Transfer agency—Institutional Class	9,551
Registration fees	237,415
Custodian	151,563
Administrative	42,493
Legal	36,638
Audit and tax	22,872
Printing	22,313
Directors’ fees	11,244
Miscellaneous	68,436

Total expenses	10,903,621
Less: expenses waived and reimbursed by the Adviser (see Note B)	(4,531,082)
Less: expenses waived and reimbursed by the Distributor (see Note C)	(1,067,352)

Net expenses		5,305,187

Net investment income		97,849,367

Realized Gain on Investment Transactions
Net realized loss on investment transactions		(13,649)

Net Increase in Net Assets from Operations		$97,835,718

See notes to financial statements.

10 | AB FIXED-INCOME SHARES, INC.	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$97,849,367	$148,001,245
Net realized gain (loss) on investment transactions	(13,649)	62,363

Net increase in net assets from operations	97,835,718	148,063,608
Distributions to Shareholders
Class A	(4,349,005)	(2,802,246)
Class B	(10,372)	(22,872)
Class C	(72,169)	(140,026)
Advisor Class	(183,287)	(201,630)
Class K	(466,147)	(827,481)
Class I	(119,315)	(181,581)
Class 1	(9,601,962)	(13,362,436)
Class AB	(74,845,207)	(126,872,443)
Institutional Class	(8,201,730)	(3,590,530)
Premium Class	(59)	– 0	–
Select Class	(58)	– 0	–
Investor Class	(56)	– 0	–
Capital Stock Transactions
Net increase	1,501,057,944	2,400,578,390

Total increase	1,501,044,295	2,400,640,753
Net Assets
Beginning of period	8,482,127,077	6,081,486,324

End of period	$9,983,171,372	$8,482,127,077

See notes to financial statements.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 11

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (unaudited)

NOTE A

Significant Accounting Policies

AB Fixed-Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of the AB Government Money Market Portfolio (the “Portfolio”). The investment objective of the Portfolio is maximum current income to the extent consistent with safety of principal and liquidity. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class 1, Class Z, Class AB, Institutional Class, Premium Class, Select Class and Investor Class shares. Effective July 17, 2019, the Portfolio commenced offering of Premium Class, Select Class and Investor Class shares. Class R and Class Z shares have not been issued. All fourteen classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. Class A shares are sold for cash without an initial sales charge at the time of purchase. However, on cash purchases of $1,000,000 or more, a contingent deferred sales charge (“CDSC”) equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year may be charged. Class A shares may be exchanged for Class A shares of other AB mutual funds, subject, in the case of Class A shares of the Portfolio that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Portfolio also are offered in exchange for Class A shares of other AB mutual funds without any sales charge at the time of purchase, but on Class A shares of the Portfolio that were received in exchange for another AB mutual fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Portfolio are redeemed within one year of the AB mutual fund Class A shares originally purchased for cash. Effective August 2, 2019, sales of Class B shares were suspended. On November 7, 2019, all remaining outstanding Class B shares of the Fund were converted to Class A shares. Class C shares are sold for cash or in exchange for Class C shares of another AB mutual fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another AB mutual fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses. Class K, Class I and Class 1 shares are sold for cash or in exchange of the same class of shares of another AB mutual fund without

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NOTES TO FINANCIAL STATEMENTS (continued)

an initial sales charge or CDSC. Class I shares are not subject to ongoing distribution expenses. Class I shares are also available for the investment of cash collateral related to the AB funds’ securities lending programs. Premium Class, Select Class and Investor Class shares are sold for cash without an initial sales charge or CDSC. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, which approximates market value. Under such method a portfolio instrument is valued at cost and any premium or discount is amortized or accreted, respectively, on a constant basis to maturity.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

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NOTES TO FINANCIAL STATEMENTS (continued)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of October 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Short-Term Investments:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$5,898,504,243		$	– 0	–	$5,898,504,243
Repurchase Agreements		4,165,992,420		– 0	–		– 0	–	4,165,992,420

Total		$4,165,992,420		$5,898,504,243		$	– 0	–	$10,064,496,663

3. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income

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NOTES TO FINANCIAL STATEMENTS (continued)

tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

4. Investment Income and Investment Transactions

Interest income is accrued daily and includes amortization of premiums and accretions of discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis.

5. Dividends and Distributions

The Portfolio declares dividends daily from net investment income and are paid monthly. Net realized gains distributions, if any, will be made at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Repurchase Agreements

It is the Portfolio’s policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B

Advisory Fee and Other Transactions with Affiliates

The Portfolio pays the AllianceBernstein L.P. (the “Adviser”) an advisory fee at the annual rate of .20% on average daily assets. The Adviser has contractually agreed to waive .10% of the advisory fee until August 31, 2020. For the six months ended October 31, 2019, such reimbursements/waivers amounted to $4,531,082. The Adviser serves as investment manager and adviser of the Portfolio and continuously furnishes an investment program for the Portfolio and manages, supervises and conducts the affairs of the Portfolio, subject to the supervision of the Board. Pursuant to the Advisory Agreement, the Portfolio paid $42,493 to the Adviser representing the cost

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NOTES TO FINANCIAL STATEMENTS (continued)

of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended October 31, 2019.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $101,864 for the six months ended October 31, 2019.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolio’s shares. The Distributor has advised the Portfolio that it has received $221, $325 and $963 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended October 31, 2019.

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (“AXA Equitable”), through an initial public offering. AXA Equitable is the holding company for a diverse group of financial services companies, including an approximately 65.3% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns 10.1% of the outstanding shares of common stock of AXA Equitable, and no longer owns a controlling interest in AXA Equitable. AXA previously announced its intention to sell its entire interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining AXA Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into AXA Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of AXA Equitable common stock.

The latest transaction under the Plan, which occurred on November 13, 2019, resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and was deemed an “assignment” causing a termination of the Portfolio’s investment advisory agreement. In order to ensure that investment advisory services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved a new investment advisory agreement with the Adviser. Shareholders of the Portfolio subsequently approved the new investment advisory agreement, which became effective on November 13, 2019.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Portfolio has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B, Class C, Class K, Class 1, Premium Class, Select Class and Investor Class. Under the Agreement, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of .25% of the Portfolio’s average daily net assets attributable to Class A shares, 1% of the Portfolio’s average daily net assets attributable to Class B shares, .75% of the Portfolio’s average daily net assets attributable to Class C shares, .25% of the Portfolio’s average daily net assets attributable to Class K shares, .10% of the Portfolio’s average daily net assets attributable to Class 1 shares, .05% of the Portfolio’s average daily net assets attributable to Premium Class shares, .10% of the Portfolio’s average daily net assets attributable to Select Class shares and .15% of the Portfolio’s average daily net assets attributable to Investor Class shares. There are no distribution and servicing fees on the Advisor Class, Class I, Class AB and Institutional Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended October 31, 2019, the Distributor has voluntarily agreed to waive all of the distribution fees in the amount of $535,136, $4,995, $25,682, $55,092 and $446,447 for Class A, Class B, Class C, Class K and Class 1 shares, respectively, limiting the effective annual rate to 0.00% for the Class A, Class B, Class C, Class K and Class 1 shares.

NOTE D

Investment Transactions, Income Taxes and Distributions to Shareholders

At October 31, 2019, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The tax character of distributions to be paid for the year ending April 30, 2020 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended April 30, 2019 and April 30, 2018 were as follows:

	2019	2018
Distributions paid from:
Ordinary income	$148,001,245	$62,242,140

Total taxable distributions	$148,001,245	$62,242,140

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NOTES TO FINANCIAL STATEMENTS (continued)

As of April 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$3,772
Accumulated capital and other losses	0	(a)
Unrealized appreciation/(depreciation)	(104	)(b)

Total accumulated earnings/(deficit)	$3,668

(a)	During the fiscal year, the Fund utilized $58,695 of capital loss carry forwards to offset current year net realized gains.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of April 30, 2019, the Portfolio did not have any capital loss carryforwards.

NOTE E

Capital Stock

The Portfolio has allocated 85,000,000,000 of authorized shares of which 5,000,000,000 are allocated to Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class 1, Class Z, Institutional Class, Premium Class, Select Class and Investor Class and 20,000,000,000 to Class AB. Transactions, all at $1.00 per share, were as follows:

	Shares
	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019

Class A
Shares sold	811,100,073	209,675,098

Shares issued in reinvestment of dividends	4,351,043	2,802,246

Shares converted from Class B	78,749	247,250

Shares converted from Class C	473,397	461,098

Shares redeemed	(190,580,284)	(136,554,557)

Net increase	625,422,978	76,631,135

Class B
Shares sold	141,907	227,913

Shares issued in reinvestment of dividends	10,345	22,872

Shares converted to Class A	(78,749)	(247,250)

Shares redeemed	(229,803)	(260,312)

Net decrease	(156,300)	(256,777)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares
	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019

Class C
Shares sold	2,483,449	9,702,909

Shares issued in reinvestment of dividends	71,710	140,026

Shares converted to Class A	(473,397)	(461,098)

Shares redeemed	(2,759,612)	(8,875,721)

Net increase (decrease)	(677,850)	506,116

Advisor Class
Shares sold	22,898,092	16,663,132

Shares issued in reinvestment of dividends	183,055	201,630

Shares redeemed	(15,295,948)	(11,962,625)

Net increase	7,785,199	4,902,137

Class K
Shares sold	22,324,081	64,437,302

Shares issued in reinvestment of dividends	465,586	827,481

Shares redeemed	(19,567,214)	(59,909,429)

Net increase	3,222,453	5,355,354

Class I
Shares sold	9,785,523	8,419,946

Shares issued in reinvestment of dividends	119,288	181,581

Shares redeemed	(4,155,212)	(8,304,034)

Net increase	5,749,599	297,493

Class 1
Shares sold	848,843,994	1,318,485,708

Shares issued in reinvestment of dividends	9,601,597	13,362,437

Shares redeemed	(579,869,270)	(1,109,208,729)

Net increase	278,576,321	222,639,416

Class AB
Shares sold	23,545,775,126	50,393,124,628

Shares issued on reinvestment of dividends and distributions	74,844,523	126,872,443

Shares redeemed	(23,365,581,402)	(49,089,735,396)

Net increase	255,038,247	1,430,261,675

Institutional Class
Shares sold	2,082,657,470	2,263,516,250

Shares issued on reinvestment of dividends	8,201,525	3,590,529

Shares redeemed	(1,764,791,761)	(1,606,864,937)

Net increase	326,067,234	660,241,842

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares
	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019

Premium Class(a)
Shares Sold	10,021

Shares issued on reinvestment of dividends	59

Shares redeemed	(59)

Net increase	10,021

Select Class(a)
Shares sold	10,021

Shares issued on reinvestment of dividends	58

Shares redeemed	(58)

Net increase	10,021

Investor Class(a)
Shares sold	10,021

Shares issued on reinvestment of dividends	56

Shares redeemed	(56)

Net increase	10,021

(a)	Commenced distribution on July 17, 2019.

NOTE F

Risks Involved in Investing in the Portfolio

Money Market Fund Risk—Money market funds are sometimes unable to maintain a net asset value (“NAV”) at $1.00 per share and, as it is generally referred to, “break the buck.” In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Portfolio’s shareholders should not rely on or expect an affiliate of the Portfolio to purchase distressed assets from the Portfolio, make capital infusions, enter into credit support agreements or take other actions to prevent the Portfolio from breaking the buck. In addition, significant redemptions by large investors in the Portfolio could have a material adverse effect on the Portfolio’s other shareholders. The Portfolio’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.

Under Rule 2a-7, the Portfolio is permitted, but not required, at the discretion of the Portfolio’s Board of Directors, under certain circumstances of impaired liquidity of the Portfolio’s investments, to impose liquidity fees of up to 2% on, or suspend, redemptions for limited periods of time. The Portfolio’s Board of Directors has determined not to impose liquidity fees on, or suspend, redemptions.

Interest Rate Risk—Changes in interest rates will affect the yield and value of the Portfolio’s investments in short-term securities. A decline in

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NOTES TO FINANCIAL STATEMENTS (continued)

interest rates will affect the Portfolio’s yield as these securities mature or are sold and the Portfolio purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.

Credit Risk—Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest or principal payments). If a counterparty to a repurchase agreement defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Portfolio might be delayed in selling the collateral. The Portfolio’s investments in U.S. Government securities or related repurchase agreements have minimal credit risk compared to other investments.

Illiquidity Risk—Illiquidity risk exists when particular investments are or become difficult to purchase or sell, which may prevent the Portfolio from selling out of these securities at an advantageous time or price.

LIBOR Risk—The Portfolio may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolio’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Portfolio’s performance. Furthermore, the

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NOTES TO FINANCIAL STATEMENTS (continued)

risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE G

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	November 10, 2017(a) to April 30, 2018

Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(b)(c)	.0102		.0197	.0048

Net realized and unrealized gain (loss) on investment transactions‡	.0004		(.0009)	(.0001)

Net increase in net asset value from operations	.0106		.0188	.0047

Less: Dividends

Dividends from net investment income	(.0106)		(.0188)	(.0047)

Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(d)	1.07%		1.90%	.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$814,113		$188,692	$112,059

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.17	%^	.27%	.39	%^

Expenses, before waivers/reimbursements	.52	%^	.60%	.64	%^

Net investment income(c)	2.03	%^	1.97%	1.02	%^

See footnote summary on page 34.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class B
	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	November 10, 2017(a) to April 30, 2018

Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(b)(c)	.0104		.0182	.0046

Net realized and unrealized gain (loss) on investment transactions	.0000	(e)	.0002	(.0001	)‡

Net increase in net asset value from operations	.0104		.0184	.0045

Less: Dividends

Dividends from net investment income	(.0104)		(.0184)	(.0045)

Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(d)	1.05%		1.86%	.46%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$967		$1,123	$1,380

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.21	%^	.35%	.43	%^

Expenses, before waivers/reimbursements	1.32	%^	1.42%	1.44	%^

Net investment income(c)	2.08	%^	1.82%	.98	%^

See footnote summary on page 34.

24 | AB FIXED-INCOME SHARES, INC.	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	November 10, 2017(a) to April 30, 2018

Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(b)(c)	.0106		.0192	.0047

Net realized and unrealized gain (loss) on investment transactions	.0000	(e)	(.0005 )‡	.0000	(e)

Net increase in net asset value from operations	.0106		.0187	.0047

Less: Dividends

Dividends from net investment income	(.0106)		(.0187)	(.0047)

Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(d)	1.06%		1.89%	.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,271		$6,950	$6,443

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.18	%^	.29%	.40	%^

Expenses, before waivers/reimbursements	1.03	%^	1.12%	1.15	%^

Net investment income(c)	2.11	%^	1.92%	1.01	%^

See footnote summary on page 34.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019		November 10, 2017(a) to April 30, 2018

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations

Net investment income(b)	.0105	(c)	.0193	(c)	.0048

Net realized and unrealized gain (loss) on investment transactions‡	.0001		(.0005)		(.0001)

Net increase in net asset value from operations	.0106		.0188		.0047

Less: Dividends

Dividends from net investment income	(.0106)		(.0188)		(.0047)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00

Total Return

Total investment return based on net asset value(d)	1.07%		1.90%		.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$20,987		$13,202		$8,300

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.17	%^	.28%		.39	%^

Expenses, before waivers/reimbursements	.27	%^	.36%		.39	%^

Net investment income	2.08	%(c)^	1.93	%(c)	1.03	%^

See footnote summary on page 34.

26 | AB FIXED-INCOME SHARES, INC.	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	November 10, 2017(a) to April 30, 2018

Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(b)(c)	.0106		.0199	.0051

Net realized and unrealized gain on investment transactions	.0001	‡	.0000 (e)	.0000	(e)

Net increase in net asset value from operations	.0107		.0199	.0051

Less: Dividends

Dividends from net investment income	(.0107)		(.0199)	(.0051)

Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(d)	1.07%		2.01%	.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$46,620		$43,398	$38,042

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.16	%^	.19%	.32	%^

Expenses, before waivers/reimbursements	.51	%^	.51%	.57	%^

Net investment income(c)	2.12	%^	1.99%	1.09	%^

See footnote summary on page 34.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019		November 10, 2017(a) to April 30, 2018

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations

Net investment income(b)	.0108	(c)	.0202	(c)	.0056

Net realized and unrealized gain (loss) on investment transactions	.0000	(e)	.0000	(e)	(.0002	)‡

Net increase in net asset value from operations	.0108		.0202		.0054

Less: Dividends

Dividends from net investment income	(.0108)		(.0202)		(.0054)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00

Total Return

Total investment return based on net asset value(d)	1.09%		2.04%		.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15,127		$9,377		$9,079

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.13	%^	.16%		.24	%^

Expenses, before waivers/reimbursements	.23	%^	.23%		.24	%^

Net investment income	2.15	%(c)^	2.02	%(c)	1.19	%^

See footnote summary on page 34.

28 | AB FIXED-INCOME SHARES, INC.	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class 1
	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30, 2019	November 10, 2017(a) to April 30, 2018

Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(b)(c)	.0108		.0206	.0056

Net realized and unrealized gain (loss) on investment transactions‡	.0001		(.0003)	(.0001)

Net increase in net asset value from operations	.0109		.0203	.0055

Less: Dividends

Dividends from net investment income	(.0109)		(.0203)	(.0055)

Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(d)	1.09%		2.05%	.55%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,017,133		$738,558	$515,913

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.12	%^	.14%	.22	%^

Expenses, before waivers/reimbursements	.32	%^	.32%	.32	%^

Net investment income(c)	2.15	%^	2.06%	1.18	%^

See footnote summary on page 34.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 29

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class AB
	Six Months Ended October 31, 2019 (unaudited)		Year Ended April 30,
			2019		2018	2017		2016	2015

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00	$ 1.00		$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(b)	.0109	(c)	.0205	(c)	.0097	.0033	†	.0021	.0011

Net realized and unrealized gain (loss) on investment transactions	.0000	(e)	(.0001	)‡	.0001	.0001		.0001	(.0003)

Net increase in net asset value from operations	.0109		.0204		.0098	.0034		.0022	.0008

Less: Dividends

Dividends from net investment income	(.0109)		(.0204)		(.0098)	(.0034)		(.0022)	(.0008)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00	$ 1.00		$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(d)	1.10%		2.06%		.98%	.35	%†	.22%	.08%

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$7,076		$6,821		$5,390	$5,721		$7,388	$7,729

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.11	%^	.14%		.22%	.19%		.01%	.01%

Expenses, before waivers/reimbursements	.21	%^	.22%		.22%	.19%		.01%	.01%

Net investment income	2.17	%(c)^	2.06	%(c)	.97%	.33	%†	.21%	.08%

See footnote summary on page 34.

30 | AB FIXED-INCOME SHARES, INC.	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Institutional Class
	Six Months Ended October 31, 2019 (unaudited)		April 30,			June 1, 2016(a) to April 30, 2017
			2019		2018

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(b)	.0108	(c)	.0226	(c)	.0099	.0032

Net realized and unrealized gain (loss) on investment transactions	.0001	‡	(.0022	)‡	.00000 (e)	.0000	(e)

Net increase in net asset value from operations	.0109		.0204		.0099	.0032

Less: Dividends

Dividends from net investment income	(.0109)		(.0204)		(.0099)	(.0032)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(d)	1.10%		2.06%		.99%	.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$986,319		$660,253		$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.12	%^	.12%		.20%	.20	%^

Expenses, before waivers/reimbursements	.22	%^	.22%		.20%	.20	%^

Net investment income	2.15	%^(c)	2.28	%(c)	.99%	.35	%^

See footnote summary on page 34.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 31

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Premium Class
July 17, 2019(a) to October 31, 2019 (unaudited)

Net asset value, beginning of period	$ 1.00

Income From Investment Operations

Net investment income(b)(c)	.0059

Net increase in net asset value from operations	.0059

Less: Dividends

Dividends from net investment income	(.0059)

Net asset value, end of period	$ 1.00

Total Return

Total investment return based on net asset value(d)	.59%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements^	.14%

Expenses, before waivers/reimbursements^	.24%

Net investment income(c)^	2.01%

See footnote summary on page 34.

32 | AB FIXED-INCOME SHARES, INC.	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Select Class
July 17, 2019(a) to October 31, 2019

Net asset value, beginning of period	$ 1.00

Income From Investment Operations

Net investment income(b)(c)	.0058

Net increase in net asset value from operations	.0058

Less: Dividends

Dividends from net investment income	(.0058)

Net asset value, end of period	$ 1.00

Total Return

Total investment return based on net asset value(d)	.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements^	.20%

Expenses, before waivers/reimbursements^	.31%

Net investment income(c)^	1.98%

See footnote summary on page 34.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 33

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Investor Class
July 17, 2019(a) to October 31, 2019

Net asset value, beginning of period	$ 1.00

Income From Investment Operations

Net investment income(b)(c)	.0056

Net increase in net asset value from operations	.0056

Less: Dividends

Dividends from net investment income	(.0056)

Net asset value, end of period	$ 1.00

Total Return

Total investment return based on net asset value(d)	.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements^	.24%

Expenses, before waivers/reimbursements^	.34%

Net investment income(c)^	1.91%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Amount is less than $.00005.

‡

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

†	For the year ended April 30, 2017, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.00002	.002%	.002%

^	Annualized.

See notes to financial statements.

34 | AB FIXED-INCOME SHARES, INC.	abfunds.com

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Raymond J. Papera, Senior Vice President Lucas Krupa, Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 35

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Fixed-Income Shares, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Government Money Market Portfolio (the “Fund”) at a meeting held on November 6-8, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

36 | AB FIXED-INCOME SHARES, INC.	abfunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal

abfunds.com	AB FIXED-INCOME SHARES, INC. | 37

underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class AB Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class AB Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s pro forma contractual advisory fee rate (reflecting a 10 basis point advisory fee waiver implemented by the Adviser on August 1, 2018) with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also discussed these matters with their independent fee consultant.

38 | AB FIXED-INCOME SHARES, INC.	abfunds.com

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class AB shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class AB expense ratio of the Fund was based on the Fund’s latest fiscal year and the information included the pro forma expense ratio to reflect a reduction in the Fund’s expense ratio effective since August 1, 2018, when a 10 basis point advisory fee waiver was implemented by the Adviser. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also discussed economies of scale with their independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may

abfunds.com	AB FIXED-INCOME SHARES, INC. | 39

be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset levels and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

40 | AB FIXED-INCOME SHARES, INC.	abfunds.com

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio1

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to July 12, 2019, Total Return Bond Portfolio was named Intermediate Bond Portfolio.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 41

NOTES

42 | AB FIXED-INCOME SHARES, INC.	abfunds.com

NOTES

abfunds.com	AB FIXED-INCOME SHARES, INC. | 43

NOTES

44 | AB FIXED-INCOME SHARES, INC.	abfunds.com

AB FIXED-INCOME SHARES, INC.

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

FIS-0152-1019

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Fixed-Income Shares, Inc

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 27, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 27, 2019